UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-44660

                             Monetta Fund, Inc.
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               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
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               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2005
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS





MONETTA FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005




COMMON STOCK - 98.2%
NUMBER OF SHARES                                                                          MARKET VALUE

Aerospace/Defense - 3.1%
  10,000   Boeing Co.                                                                         $679,500
   5,200   General Dynamics Corp.                                                              621,660
   8,800   Lockheed Martin Corp.                                                               537,152
                                                                                        --------------
                                                                                             1,838,312
Agriculture - 1.7%
   6,000   Altria Group, Inc.                                                                  442,260
  23,000   Archer-Daniels-Midland Co.                                                          567,180
                                                                                        --------------
                                                                                             1,009,440
Banks - 2.9%
  10,000   Commerce Bancorp, Inc.                                                              306,900
  18,500   U.S. Bancorp                                                                        519,480
  15,000   Wells Fargo & Co.                                                                   878,550
                                                                                        --------------
                                                                                             1,704,930
Beverages - 0.4%
   4,000   PepsiCo, Inc.                                                                       226,840
                                                                                        --------------
                                                                                               226,840
Biotechnology - 1.4%
  *6,000   Amgen, Inc.                                                                         478,020
  *5,000   Genzyme Corp.                                                                       358,200
                                                                                        --------------
                                                                                               836,220
Building Materials - 0.8%
   9,000   Cemex S.A. - SP ADR (b)                                                             470,700
                                                                                        --------------
                                                                                               470,700
Coal - 2.1%
   7,000   Arch Coal, Inc.                                                                     472,500
   9,500   Peabody Energy Corp.                                                                801,325
                                                                                        --------------
                                                                                             1,273,825
Commercial Services - 1.6%
  20,000   McKesson Corp.                                                                      949,000
                                                                                        --------------
                                                                                               949,000
Computers - 0.9%
 *10,000   Apple Computer, Inc.                                                                536,100
                                                                                        --------------
                                                                                               536,100
Cosmetics/Personal Care - 1.7%
  17,000   Proctor & Gamble Co.                                                              1,010,820
                                                                                        --------------
                                                                                             1,010,820
Diversified Financial Services - 3.9%
   5,000   Capital One Financial Corp.                                                         397,600
   1,200   The Chicago Mercantile Exchange                                                     404,760
   6,500   The Goldman Sachs Group, Inc.                                                       790,270
   5,000   Merrill Lynch & Co., Inc.                                                           306,750
  30,000   The Charles Schwab Corp.                                                            432,900
                                                                                        --------------
                                                                                             2,332,280
Electric - 3.0%
 *15,000   The AES Corp.                                                                       246,450
  12,000   American Electric Power Co., Inc.                                                   476,400
  10,000   Duke Energy Corp.                                                                   291,700
   6,100   Edison Int'l                                                                        288,408
  14,000   PPL CORP.                                                                           452,620
                                                                                        --------------
                                                                                             1,755,578
Electrical Component & Equipment - 1.1%
   8,000   AMETEK, Inc.                                                                        343,760
   4,500   Emerson Electric Co.                                                                323,100
                                                                                        --------------
                                                                                               666,860
Food - 3.1%
  35,000   Safeway, Inc.                                                                       896,000
  11,000   Sysco Corp.                                                                         345,070
 *30,000   The Kroger Co.                                                                      617,700
                                                                                        --------------
                                                                                             1,858,770
Healthcare-Products - 2.5%
   6,200   Baxter Int'l, Inc.                                                                  247,194
  20,000   Johnson & Johnson                                                                 1,265,600
                                                                                        --------------
                                                                                             1,512,794
Healthcare-Services - 10.3%
   5,000   Aetna, Inc.                                                                         430,700
 *10,000   Coventry Health Care, Inc.                                                          860,200
  10,000   HCA, Inc.                                                                           479,200
 *10,000   Health Management Associates, Inc. - CL A                                           234,700
 *10,000   Humana, Inc.                                                                        478,800
 *12,000   Laboratory Corp. of America Holdings                                                584,520
  *6,000   PacifiCare Health Systems, Inc.                                                     478,680
   8,000   Quest Diagnostics, Inc.                                                             404,320
  *8,000   Triad Hospitals, Inc.                                                               362,160
  25,000   UnitedHealth Group, Inc.                                                          1,405,000
  *5,000   WellPoint, Inc.                                                                     379,100
                                                                                        --------------
                                                                                             6,097,380
Insurance - 3.4%
   4,000   The Allstate Corp.                                                                  221,160
  10,000   American Int'l Group, Inc.                                                          619,600
  20,000   Marsh & McLennan Companies, Inc.                                                    607,800
   6,100   The Chubb Corp.                                                                     546,255
                                                                                        --------------
                                                                                             1,994,815
Internet - 4.2%
 *10,000   eBay, Inc.                                                                          412,000
  *3,000   Google, Inc. - CL A                                                                 949,380
 *10,000   McAfee, Inc.                                                                        314,200
 *15,000   Symantec Corp.                                                                      339,900
 *15,000   Yahoo! Inc.                                                                         507,600
                                                                                        --------------
                                                                                             2,523,080
Iron/Steel - 1.2%
  12,000   Nucor Corp.                                                                         707,880
                                                                                        --------------
                                                                                               707,880
Lodging - 0.7%
 *10,000   MGM MIRAGE                                                                          437,700
                                                                                        --------------
                                                                                               437,700
Machinery-Construction & Mining - 3.3%
  14,200   Caterpillar, Inc.                                                                   834,250
  10,000   Joy Global, Inc.                                                                    504,600
 *12,000   Terex Corp.                                                                         593,160
                                                                                        --------------
                                                                                             1,932,010
Media - 3.3%
  40,000   The Walt Disney Co.                                                                 965,200
  35,000   Time Warner, Inc.                                                                   633,850
 *10,000   XM Satellite Radio Holdings, Inc. - CL A                                            359,100
                                                                                        --------------
                                                                                             1,958,150
Metal Fabricate/Hardware - 1.5%
  10,000   Commercial Metals Co.                                                               337,400
  10,000   Precision Castparts Corp.                                                           531,000
                                                                                        --------------
                                                                                               868,400
Miscellaneous Manufacturing - 3.5%
  36,500   General Electric Co.                                                              1,228,955
   5,000   Illinois Tool Works, Inc.                                                           411,650
  15,000   Tyco Int'l Ltd                                                                      417,750
                                                                                        --------------
                                                                                             2,058,355
Oil & Gas - 7.5%
  12,500   ChevronTexaco Corp.                                                                 809,125
   9,600   ConocoPhillips                                                                      671,136
   5,000   EnCana Corp.                                                                        291,550
   5,000   Exxon Mobil Corp.                                                                   317,700
  10,000   Marathon Oil Corp.                                                                  689,300
  10,000   Sunoco, Inc.                                                                        782,000
  *5,000   Transocean, Inc.                                                                    306,550
   5,000   Valero Energy Corp.                                                                 565,300
                                                                                        --------------
                                                                                             4,432,661
Oil & Gas Services - 2.1%
   4,500   Baker Hughes, Inc.                                                                  268,560
   8,000   BJ Services Co.                                                                     287,920
  10,000   Halliburton Co.                                                                     685,200
                                                                                        --------------
                                                                                             1,241,680
Pharmaceuticals - 4.0%
   9,000   Cardinal Health, Inc.                                                               570,960
 *14,000   Caremark RX, Inc.                                                                   699,020
  *5,000   Gilead Sciences, Inc.                                                               243,800
 *20,000   King Pharmaceuticals, Inc.                                                          307,600
  15,000   Mylan Laboratories, Inc.                                                            288,900
     *89   OSI Pharmaceuticals, Inc. RT (c)                                                          4
   5,500   Wyeth                                                                               254,485
                                                                                        --------------
                                                                                             2,364,769
Pipelines - 0.6%
  15,000   The Williams Companies, Inc.                                                        375,750
                                                                                        --------------
                                                                                               375,750
Retail - 5.6%
  10,000   American Eagle Outfitters, Inc.                                                     235,300
  *8,000   Bed Bath & Beyond, Inc.                                                             321,440
  10,000   Best Buy Co., Inc.                                                                  435,300
  30,600   CVS Corp.                                                                           887,706
   6,000   Home Depot, Inc.                                                                    228,840
   5,000   Lowe's Companies, Inc.                                                              322,000
  12,000   McDonald's Corp.                                                                    401,880
 *10,000   Starbucks, Corp.                                                                    501,000
                                                                                        --------------
                                                                                             3,333,466
Semiconductors - 4.1%
  10,000   Analog Devices, Inc.                                                                371,400
  21,000   Intel Corp.                                                                         517,650
   5,000   KLA-Tencor Corp.                                                                    243,800
  20,000   National Semiconductor Corp.                                                        526,000
  22,500   Texas Instruments, Inc.                                                             762,750
                                                                                        --------------
                                                                                             2,421,600
Software - 4.8%
   7,000   Autodesk, Inc.                                                                      325,080
  *3,300   Cerner Corp.                                                                        286,869
 *10,000   Electronic Arts, Inc.                                                               568,900
  30,000   Microsoft Corp.                                                                     771,900
 *40,000   Oracle Corp.                                                                        495,600
 *20,000   Red Hat, Inc.                                                                       423,800
                                                                                        --------------
                                                                                             2,872,149
Telecommunications - 5.7%
  10,000   America Movil S.A. de C.V. - ADR Series L (b)                                       263,200
 *15,000   Cisco Systems, Inc.                                                                 268,950
 *12,000   Corning, Inc.                                                                       231,960
  10,000   Harris Corp.                                                                        418,000
  11,000   Mobile TeleSytems - SP ADR (b)                                                      447,480
  30,000   Motorola, Inc.                                                                      662,700
  15,000   Qualcomm, Inc.                                                                      671,250
  17,000   Sprint Nextel Corp.                                                                 404,260
                                                                                        --------------
                                                                                             3,367,800
Transportation - 2.2%
  17,000   Burlington Northern Santa Fe Corp.                                                1,016,600
   6,700   CSX Corp.                                                                           311,416
                                                                                        --------------
                                                                                             1,328,016

                                                                                        --------------
TOTAL COMMON STOCK                                                                          58,298,130
   (COST $52,164,313)(a)


VARIABLE DEMAND NOTES - 2.0%
PRINCIPAL AMOUNT

437,960   American Family Financial Services Co. - 3.442%                                      437,960
761,900   Wisconsin Corp. Central Credit Union - 3.510%                                        761,900

                                                                                        --------------
TOTAL VARIABLE DEMAND NOTES                                                                  1,199,860
   (COST $1,199,860)(a)
                                                                                        --------------

TOTAL INVESTMENTS - 100.3%                                                                  59,497,990
   (COST $53,364,173)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.3%)                                                    (158,083)
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                    $59,339,907

                                                                                         ==============




(a) Cost is identical for book and tax puposes; the agggregate gross unrealized appreciation is $6,766,668 and the aggregate gross unrealized depreciation is $632,851 resulting in net unrealized appreciation of $6,133,817.

(b)  American Depository Receipt (ADR)

(c) Right (RT) - security giving the holder entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

*Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b)
    under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 14, 2005
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(Registrant) Monetta Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 14, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 14, 2005
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 14, 2005
    ----------------------------------------------------------------------------